Trading Account Profits and Losses (Tables)	12 Months Ended
Mar. 31, 2026
Trading Account Profits And Losses [Abstract]
Net Trading Gains (Losses)
Net trading profits (losses) for the fiscal years ended March 31, 2024, 2025 and 2026 were comprised of the following:

	2024	2025	2026
	(in millions)
Interest rate and other derivative contracts	¥(951,913)	¥(95,783)	¥(1,703,103)
Trading account securities, excluding derivatives	248,000	128,045	1,052,530
Trading account profits (losses)—net	(703,913)	32,262	(650,573)
Foreign exchange derivative contracts(1)	(410,656)	446,992	(760,095)
Net trading profits (losses)	¥(1,114,569)	¥479,254	¥(1,410,668)

Note:
(1)Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange losses other than derivative contracts and foreign exchange gains related to the fair value option.